Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Accounts receivable [Member]
Accounts Receivables, Net [Line Items]
Accounts receivable	$ 1,971,305		$ 377,748
Continuing Operations [Member]
Accounts Receivables, Net [Line Items]
Credit loss	787,837	$ 30,926
Discontinued Operations [Member]
Accounts Receivables, Net [Line Items]
Credit loss		$ 1,590